Tax expense - Additional information related to tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income tax related to recognition in other comprehensive income
Current tax		£ 16,251	£ 1,466
Deferred tax	£ (21,892)	(16,932)
Total tax (expense)/credit recognized in other comprehensive income	(21,892)	(681)	20,307
US
Income tax related to recognition in other comprehensive income
Deferred tax	(17,620)	(1,764)	10,660
UK
Income tax related to recognition in other comprehensive income
Deferred tax	£ (4,272)	£ (15,168)	£ 8,181